OCT-27-2006 08:47 From: To:7202777103 P.2/2

CERTNAS

06060275

1375829

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-33085

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
OCT 2 7 2006
1086

By Facsimile and First Class Mail

October 27, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 3 0 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on October 13, 2006 The Nasdaq Stock Market (the "Exchange") received from RRSat Global Communications Network Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary shares, par value NIS 0.01 each

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick